Dividend income (Tables)	12 Months Ended
Dec. 31, 2019
Details of Dividend income [Abstract]
Dividend income

Dividend	income for the years ended December 31, 2017, 2018 and 2019 are as follows:

	2017		2018	2019
Securities at FVTPL	~~W~~	—	70,955	65,572
Trading assets		57,615	—	—
Securities at FVOCI		—	16,871	16,586
Available-for-sale financial assets		199,691	—	—

	~~W~~	257,306	87,826	82,158